FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
COMPANY
Investment Company Act file number: 811-4258

Value Line Convertible Fund, Inc.
-------------------------------------------------------------------------
  (Exact name of registrant as specified in charter)

220 E. 42 Street, New York, NY 10017
-------------------------------------------------------------------------
  (Address of principal executive offices)

David T. Henigson
-------------------------------------------------------------------------
  (Name and address of agent for service)


Registrant's telephone number, including area code: 212-907-1500

Date of Fiscal year-end: 4/30/2005

Date of reporting period: 7/1/2003 - 6/30/2004
Item 1. Proxy Voting Record
Account Number: 13



ISSUER NAME

TICKER
CUSIP
MTG DATE
MTG TYPE






Proposal
Type
Vote
d?
Vote
For/Agnst
Mgmt
Advance Auto Parts

AAP
00751Y106
5/19/04
Annual


1.01
  Elect Lawrence P. Castellani


MGMT
YES
FOR
FOR
1.02
  Elect John C. Brouillard


MGMT
YES
FOR
FOR
1.03
  Elect Gilbert T. Ray


MGMT
YES
FOR
FOR
1.04
  Elect John M. Roth


MGMT
YES
FOR
FOR
1.05
  Elect Carlos A. Saladrigas


MGMT
YES
FOR
FOR
1.06
  Elect William L. Salter


MGMT
YES
FOR
FOR
1.07
  Elect Francesca Spinelli


MGMT
YES
FOR
FOR
1.08
  Elect Nicholas F. Taubman


MGMT
YES
FOR
FOR
2.00
  Increase Authorized Common Stock


MGMT
YES
FOR
FOR
3.00
  Adopt Stock Option Plan


MGMT
YES
AGNST
AGNST
4.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Amdocs

DOX
G02602103
1/22/04
Annual


1.00
  Election of Directors by Slate


MGMT
YES
FOR
FOR
2.00
  Approve Financial Statements


MGMT
YES
FOR
FOR
3.00
  Amend Stock Option Plan


MGMT
YES
ABSTA
IN
AGNST
4.00
  Appoint Auditors and Set Their
Fees


MGMT
YES
ABSTA
IN
AGNST








Anheuser-Busch

BUD
035229103
4/28/04
Annual


1.01
  Elect August A. Busch III


MGMT
YES
FOR
FOR
1.02
  Elect Carlos Fernandez G.


MGMT
YES
FOR
FOR
1.03
  Elect James R. Jones


MGMT
YES
FOR
FOR
1.04
  Elect Andrew C. Taylor


MGMT
YES
FOR
FOR
1.05
  Elect Douglas A. Warner III


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Apache

APA
037411105
12/18/03
Special


1.00
  Increase Authorized Common Stock


MGMT
YES
FOR
FOR








Apache

APA
037411105
5/6/04
Annual


1.01
  Elect Eugene C. Fiedorek


MGMT
YES
FOR
FOR
1.02
  Elect Patricia Albjerg Graham


MGMT
YES
FOR
FOR
1.03
  Elect F.H. Merelli


MGMT
YES
FOR
FOR
1.04
  Elect Raymond Plank


MGMT
YES
FOR
FOR
2.00
  Report or Take Action on Climate
Change


SHLDR
YES
FOR
AGNST








Autoliv

ALV
052800109
4/27/04
Annual


1.01
  Elect Per Olof Aronson


MGMT
YES
FOR
FOR
1.02
  Elect Walter Kunerth


MGMT
YES
FOR
FOR
1.03
  Elect Lars Westerberg


MGMT
YES
FOR
FOR
2.00
  Add Shares to Stock Option Plan


MGMT
YES
AGNST
AGNST
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Beazer Homes USA

BZH
034425108
2/10/04
Annual


1.01
  Elect Laurent Alpert


MGMT
YES
FOR
FOR
1.02
  Elect Katie J. Bayne


MGMT
YES
FOR
FOR
1.03
  Elect Brian C. Beazer


MGMT
YES
FOR
FOR
1.04
  Elect Ian J. McCarthy


MGMT
YES
FOR
FOR
1.05
  Elect Maureen E. O'Connell


MGMT
YES
FOR
FOR
1.06
  Elect Larry T. Solari


MGMT
YES
FOR
FOR
1.07
  Elect Stephen P. Zelnak Jr.


MGMT
YES
FOR
FOR
2.00
  Amend Stock Option Plan


MGMT
YES
AGNST
AGNST

  Add Shares to Stock Option Plan














Biogen

BGEN
090597105
11/12/03
Special


1.00
  Approve Merger/Acquisition


MGMT
YES
FOR
FOR
2.00
  Adjourn Meeting


MGMT
YES
FOR
FOR








Briggs & Stratton

BGG
109043109
10/15/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR








CBRL Group

CBRL
12489V106
11/25/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Cisco Systems

CSCO
17275R102
11/11/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Adopt Employee Stock Purchase
Plan


MGMT
YES
AGNST
AGNST
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
4.00
  Misc. Human/Political Rights
Proposal


SHLDR
YES
ABSTA
IN
AGNST
5.00
  Restrict Executive Compensation


SHLDR
YES
AGNST
FOR








Citigroup

C
172967101
4/20/04
Annual


1.01
  Elect C. Michael Armstrong


MGMT
YES
FOR
FOR
1.02
  Elect Alain J.P. Belda


MGMT
YES
FOR
FOR
1.03
  Elect George David


MGMT
YES
FOR
FOR
1.04
  Elect Kenneth T. Derr


MGMT
YES
FOR
FOR
1.05
  Elect John M. Deutch


MGMT
YES
FOR
FOR
1.06
  Elect Roberto H. Ramirez


MGMT
YES
FOR
FOR
1.07
  Elect Ann Dibble Jordan


MGMT
YES
FOR
FOR
1.08
  Elect Dudley C. Mecum II


MGMT
YES
FOR
FOR
1.09
  Elect Richard D. Parsons


MGMT
YES
FOR
FOR
1.10
  Elect Andrall E. Pearson


MGMT
YES
FOR
FOR
1.11
  Elect Charles Prince


MGMT
YES
FOR
FOR
1.12
  Elect Robert E. Rubin


MGMT
YES
FOR
FOR
1.13
  Elect Franklin A. Thomas


MGMT
YES
FOR
FOR
1.14
  Elect Sanford I. Weill


MGMT
YES
FOR
FOR
1.15
  Elect Robert B. Willumstad


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Restrict Executive Compensation


SHLDR
YES
AGNST
FOR
4.00
  Review Political Spending


SHLDR
YES
FOR
AGNST
5.00
  Restrict Executive Compensation


SHLDR
YES
AGNST
FOR
6.00
  Independent Board Chairman


SHLDR
YES
AGNST
FOR








Clear Channel
Communications

CCU
184502102
4/28/04
Annual


1.01
  Elect L. Lowry Mays


MGMT
YES
FOR
FOR
1.02
  Elect Phyllis B. Riggins


MGMT
YES
FOR
FOR
1.03
  Elect Alan D. Feld


MGMT
YES
FOR
FOR
1.04
  Elect Mark P. Mays


MGMT
YES
FOR
FOR
1.05
  Elect Theodore H. Strauss


MGMT
YES
FOR
FOR
1.06
  Elect Thomas O. Hicks


MGMT
YES
FOR
FOR
1.07
  Elect Randall T. Mays


MGMT
YES
FOR
FOR
1.08
  Elect J.C. Watts Jr.


MGMT
YES
FOR
FOR
1.09
  Elect Perry J. Lewis


MGMT
YES
FOR
FOR
1.10
  Elect B. J. McCombs


MGMT
YES
FOR
FOR
1.11
  Elect John H. Williams


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Computer Sciences

CSC
205363104
8/11/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR








Corinthian Colleges

COCO
218868107
11/20/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Increase Authorized Common Stock


MGMT
YES
FOR
FOR
3.00
  Adopt Stock Option Plan


MGMT
YES
AGNST
AGNST
4.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








D. R. Horton

DHI
23331A109
1/29/04
Annual


1.01
  Elect Donald R. Horton


MGMT
YES
FOR
FOR
1.02
  Elect Bradley S. Anderson


MGMT
YES
FOR
FOR
1.03
  Elect Michael R. Buchanan


MGMT
YES
FOR
FOR
1.04
  Elect Richard I. Galland


MGMT
YES
FOR
FOR
1.05
  Elect Francine I. Neff


MGMT
YES
FOR
FOR
1.06
  Elect Donald J. Tomnitz


MGMT
YES
FOR
FOR
1.07
  Elect Bill W. Wheat


MGMT
YES
FOR
FOR
2.00
  Amend Annual Bonus Plan


MGMT
YES
FOR
FOR
3.00
  Approve Other Business


MGMT
YES
FOR
FOR








DAVITA Inc

DVA
23918K108
5/24/04
Annual


1.01
  Elect Nancy-Ann DeParle


MGMT
YES
FOR
FOR
1.02
  Elect Richard B. Fontaine


MGMT
YES
FOR
FOR
1.03
  Elect Peter T. Grauer


MGMT
YES
FOR
FOR
1.04
  Elect Michele J. Hooper


MGMT
YES
FOR
FOR
1.05
  Elect C. Raymond Larkin Jr.


MGMT
YES
FOR
FOR
1.06
  Elect John M. Nehra


MGMT
YES
FOR
FOR
1.07
  Elect William L. Roper


MGMT
YES
FOR
FOR
1.08
  Elect Kent J. Thiry


MGMT
YES
FOR
FOR
2.00
  Approve Other Business


MGMT
YES
FOR
FOR








Dell

DELL
24702R101
7/18/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Repeal Classified Board


MGMT
YES
FOR
FOR
3.00
  Approve Name Change


MGMT
YES
FOR
FOR
4.00
  Approve Annual Bonus Plan


MGMT
YES
FOR
FOR








Emulex

ELX
292475209
11/20/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Exchange Underwater Options


MGMT
YES
AGNST
AGNST
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Foot Locker Inc

FL
344849104
5/26/04
Annual


1.01
  Elect James E. Preston


MGMT
YES
FOR
FOR
1.02
  Elect Matthew D. Serra


MGMT
YES
FOR
FOR
1.03
  Elect Christopher A. Sinclair


MGMT
YES
FOR
FOR
1.04
  Elect Dona Davis Young


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








General Growth
Properties

GGP
370021107
5/5/04
Annual


1.01
  Elect John Bucksbaum


MGMT
YES
FOR
FOR
1.02
  Elect Alan Cohen


MGMT
YES
FOR
FOR
1.03
  Elect Anthony Downs


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








H & R Block

HRB
093671105
9/10/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Amend Stock Option Plan


MGMT
YES
FOR
FOR
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Ingersoll-Rand Co Ltd

IR
G4776G101
6/2/04
Annual


1.01
  Elect Peter C. Godsoe


MGMT
YES
FOR
FOR
1.02
  Elect Constance J. Horner


MGMT
YES
FOR
FOR
1.03
  Elect Orin R. Smith


MGMT
YES
FOR
FOR
2.00
  Adopt Stock Option Plan


MGMT
YES
AGNST
AGNST
3.00
  Approve Non-Technical Bylaw
Amendments


MGMT
YES
FOR
FOR
4.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
5.00
  Repeal Classified Board


SHLDR
YES
FOR
AGNST
6.00
  Reincorporation


SHLDR
YES
FOR
AGNST
7.00
  Independent Board Chairman


SHLDR
YES
AGNST
FOR








ITC Deltacom, Inc.

ITCD
45031T401
12/18/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Approve Charter Amendments


MGMT
YES
AGNST
AGNST

  Amend Authorized Preferred Stock







  Increase Authorized Common Stock






3.00
  Adopt Stock Option Plan


MGMT
YES
AGNST
AGNST








Juniper Networks Inc

JNPR
48203R104
5/19/04
Annual


1.01
  Elect Pradeep Sindhu


MGMT
YES
FOR
FOR
1.02
  Elect Robert M. Calderoni


MGMT
YES
FOR
FOR
1.03
  Elect Kenneth Levy


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Kronos

KRON
501052104
2/12/04
Annual


1.01
  Elect Richard J. Dumler


MGMT
YES
FOR
FOR
1.02
  Elect Samuel Rubinovitz


MGMT
YES
FOR
FOR
2.00
  Add Shares to Stock Option Plan


MGMT
YES
AGNST
AGNST
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
4.00
  Approve Other Business


MGMT
YES
FOR
FOR








Lear Corp

LEA
521865105
5/13/04
Annual


1.01
  Elect Larry W. McCurdy


MGMT
YES
FOR
FOR
1.02
  Elect Roy E. Parrott


MGMT
YES
FOR
FOR
1.03
  Elect Richard F. Wallman


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Redeem or Vote on Poison Pill


SHLDR
YES
FOR
AGNST








Lehman Brothers
Holdings

LEH
524908100
4/2/04
Annual


1.01
  Elect Roger S. Berlind


MGMT
YES
FOR
FOR
1.02
  Elect Marsha J. Evans


MGMT
YES
FOR
FOR
1.03
  Elect Christopher Gent


MGMT
YES
FOR
FOR
1.04
  Elect Dina Merrill


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Approve Other Business


MGMT
YES
FOR
FOR








McGraw-Hill

MHP
580645109
4/28/04
Annual


1.01
  Elect Pedro Aspe


MGMT
YES
FOR
FOR
1.02
  Elect Robert P. McGraw


MGMT
YES
FOR
FOR
1.03
  Elect Hilda Ochoa-Brillembourg


MGMT
YES
FOR
FOR
1.04
  Elect Edward B. Rust Jr.


MGMT
YES
FOR
FOR
2.00
  Adopt Stock Option Plan


MGMT
YES
AGNST
AGNST
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
4.00
  Redeem or Vote on Poison Pill


SHLDR
YES
FOR
AGNST








Medtronic

MDT
585055106
8/28/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Adopt Stock Option Plan


MGMT
YES
FOR
FOR
4.00
  Approve Annual Bonus Plan


MGMT
YES
FOR
FOR








Oracle

ORCL
68389X105
10/13/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Approve Annual Bonus Plan


MGMT
YES
FOR
FOR
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
4.00
  Adopt Director Stock Option Plan


MGMT
YES
AGNST
AGNST
5.00
  China--Adopt Code of Conduct


SHLDR
YES
AGNST
FOR








PacifiCare Health
Systems

PHS
695112102
5/20/04
Annual


1.01
  Elect Aida Alvarez


MGMT
YES
FOR
FOR
1.02
  Elect Bradly C. Call


MGMT
YES
FOR
FOR
1.03
  Elect Terry Hartshorn


MGMT
YES
FOR
FOR
1.04
  Elect Dominic Ng


MGMT
YES
FOR
FOR
1.05
  Elect Howard G. Phanstiel


MGMT
YES
FOR
FOR
1.06
  Elect Warren E. Pinckert II


MGMT
YES
FOR
FOR
1.07
  Elect David A. Reed


MGMT
YES
FOR
FOR
1.08
  Elect Charles R. Rinehart


MGMT
YES
FOR
FOR
1.09
  Elect Linda Rosenstock


MGMT
YES
FOR
FOR
1.10
  Elect Lloyd E. Ross


MGMT
YES
FOR
FOR
2.00
  Add Shares to Employee Stock
Purchase Plan


MGMT
YES
AGNST
AGNST
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Pfizer

PFE
717081103
4/22/04
Annual


1.01
  Elect Michael S. Brown


MGMT
YES
FOR
FOR
1.02
  Elect M. Anthony Burns


MGMT
YES
FOR
FOR
1.03
  Elect Robert N. Burt


MGMT
YES
FOR
FOR
1.04
  Elect W. Don Cornwell


MGMT
YES
FOR
FOR
1.05
  Elect William H. Gray III


MGMT
YES
FOR
FOR
1.06
  Elect Constance J. Horner


MGMT
YES
FOR
FOR
1.07
  Elect William R. Howell


MGMT
YES
FOR
FOR
1.08
  Elect Stanley O. Ikenberry


MGMT
YES
FOR
FOR
1.09
  Elect George A. Lorch


MGMT
YES
FOR
FOR
1.10
  Elect Henry A. McKinnell Jr.


MGMT
YES
FOR
FOR
1.11
  Elect Dana G. Mead


MGMT
YES
FOR
FOR
1.12
  Elect Franklin D. Raines


MGMT
YES
FOR
FOR
1.13
  Elect Ruth J. Simmons


MGMT
YES
FOR
FOR
1.14
  Elect William C. Steere Jr.


MGMT
YES
FOR
FOR
1.15
  Elect Jean-Paul Valles


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Adopt Stock Option Plan


MGMT
YES
FOR
FOR
4.00
  Review AIDS Pandemic's Impact on
Company


SHLDR
YES
ABSTA
IN
AGNST
5.00
  Limit or End Political Spending


SHLDR
YES
AGNST
FOR
6.00
  Review Political Spending


SHLDR
YES
FOR
AGNST
7.00
  Director Tenure/Retirement Age


SHLDR
YES
AGNST
FOR
8.00
  Review Drug Pricing or
Distribution


SHLDR
YES
AGNST
FOR
9.00
  Restrict Executive Compensation


SHLDR
YES
AGNST
FOR
10.00
  Review or Promote Animal Welfare


SHLDR
YES
AGNST
FOR








Phelps Dodge Corp

PD
717265102
5/28/04
Annual


1.01
  Elect Marie L. Knowles


MGMT
YES
FOR
FOR
1.02
  Elect Jon C. Madonna


MGMT
YES
FOR
FOR
1.03
  Elect Gordon R. Parker


MGMT
YES
FOR
FOR
1.04
  Elect Robert D. Johnson


MGMT
YES
FOR
FOR
2.00
  Limit or End Charitable Giving


SHLDR
YES
AGNST
FOR








Schlumberger Ltd.

SLB
806857108
4/14/04
Annual


1.01
  Elect John M. Deutch


MGMT
YES
FOR
FOR
1.02
  Elect Jamie S. Gorelick


MGMT
YES
FOR
FOR
1.03
  Elect Andrew Gould


MGMT
YES
FOR
FOR
1.04
  Elect Tony Isaac


MGMT
YES
FOR
FOR
1.05
  Elect Adrian Lajous


MGMT
YES
FOR
FOR
1.06
  Elect Andre Levy-Lang


MGMT
YES
FOR
FOR
1.07
  Elect Didier Primat


MGMT
YES
FOR
FOR
1.08
  Elect Tore I. Sandvold


MGMT
YES
FOR
FOR
1.09
  Elect Nicolas Seydoux


MGMT
YES
FOR
FOR
1.10
  Elect Linda Gillespie Stuntz


MGMT
YES
FOR
FOR
2.00
  Approve Financial Statements


MGMT
YES
FOR
FOR
3.00
  Adopt Director Stock Award Plan


MGMT
YES
FOR
FOR
4.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Simon Property Group

SPG
828806109
5/5/04
Annual


1.01
  Elect Birch E. Bayh Jr.


MGMT
YES
FOR
FOR
1.02
  Elect Melvyn E. Bergstein


MGMT
YES
FOR
FOR
1.03
  Elect Linda Walker Bynoe


MGMT
YES
FOR
FOR
1.04
  Elect Karen N. Horn


MGMT
YES
FOR
FOR
1.05
  Elect G. William Miller


MGMT
YES
FOR
FOR
1.06
  Elect J. Albert Smith Jr.


MGMT
YES
FOR
FOR
1.07
  Elect Pieter S. van den Berg


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Independent Board Chairman


SHLDR
YES
AGNST
FOR








SL Green Realty

SLG
78440X101
5/19/04
Annual


1.01
  Elect Edwin Thomas Burton III


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








State Street

STT
857477103
4/21/04
Annual


1.01
  Elect Kennett F. Burnes


MGMT
YES
FOR
FOR
1.02
  Elect David P. Gruber


MGMT
YES
FOR
FOR
1.03
  Elect Linda A. Hill


MGMT
YES
FOR
FOR
1.04
  Elect Charles R. Lamantia


MGMT
YES
FOR
FOR
1.05
  Elect Robert E. Weissman


MGMT
YES
FOR
FOR
2.00
  Opt Out of State Takeover
Statute


SHLDR
YES
FOR
AGNST








Vodafone Group



7/30/03
Annual


1.00
  Approve Financial Statements


MGMT
YES
ABSTA
IN
AGNST
2.00
  Approve Remuneration Policy


MGMT
YES
ABSTA
IN
AGNST
3.00
  Elect Lord Ian MacLaurin of
Knebworth


MGMT
YES
ABSTA
IN
AGNST
4.00
  Elect Kenneth Hydon


MGMT
YES
ABSTA
IN
AGNST
5.00
  Elect Thomas Geitner


MGMT
YES
ABSTA
IN
AGNST
6.00
  Elect Sir Alec Broers


MGMT
YES
ABSTA
IN
AGNST
7.00
  Elect Jurgen Schrempp


MGMT
YES
ABSTA
IN
AGNST
8.00
  Elect John Buchanan


MGMT
YES
ABSTA
IN
AGNST
9.00
  Set Final Dividend at 0.8963 p


MGMT
YES
ABSTA
IN
AGNST
10.00
  Appoint Outside Auditors


MGMT
YES
ABSTA
IN
AGNST
11.00
  Set Auditors' Fees


MGMT
YES
ABSTA
IN
AGNST
12.00
  Approve Political Donation


MGMT
YES
ABSTA
IN
AGNST
13.00
  Issue Stock w/ Preemptive Rights


MGMT
YES
ABSTA
IN
AGNST
14.00
  Issue Stock w/o Preemptive
Rights


MGMT
YES
ABSTA
IN
AGNST
15.00
  Authorize Share Repurchase


MGMT
YES
ABSTA
IN
AGNST








Western Gas Resources

WGR
958259103
5/7/04
Annual


1.01
  Elect James A. Senty


MGMT
YES
FOR
FOR
1.02
  Elect Dean Phillips


MGMT
YES
FOR
FOR
1.03
  Elect Bill M. Sanderson


MGMT
YES
FOR
FOR
1.04
  Elect Walter L. Stonehocker


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR











Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.



SIGNATURES:
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Value Line Convertible Fund, Inc.
--------------------------------------------------------------
       (Registrant)


By _David T. Henigson, Vice President and Secretary/Treasurer_
       (Signature & Title)


Date August 9, 2004